UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 94.0%
Industrial - 53.9%
Basic - 3.3%
The Dow Chemical Co.
5.00%, 11/15/07	$400	$399,117
7.375%, 11/01/29	465	502,092
Eastman Chemical Co.
7.25%, 1/15/24	305	314,475
EI Du Pont de Nemours & Co.
3.375%, 11/15/07	515	511,846
Temple-Inland, Inc.
7.875%, 5/01/12	575	609,086
Weyerhaeuser Co.
7.375%, 3/15/32	80	78,997
8.50%, 1/15/25	360	404,516

		2,820,129

Capital Goods - 7.8%
Caterpillar, Inc.
7.375%, 3/01/97	445	491,134
CRH America, Inc.
5.30%, 10/15/13	695	660,577
6.95%, 3/15/12	585	605,880
Hanson Australia Funding Ltd.
5.25%, 3/15/13	535	521,678
John Deere Capital Corp.
3.90%, 1/15/08	385	382,277
Series MTND
4.375%, 3/14/08	630	625,858
Masco Corp.
4.80%, 6/15/15	680	610,938
5.875%, 7/15/12	460	454,677
McDonnell Douglas Corp.
9.75%, 4/01/12	520	613,221
Mohawk Industries, Inc.
6.125%, 1/15/16	525	527,554
Series D
7.20%, 4/15/12	590	618,551
Textron Financial Corp.
4.125%, 3/03/08	590	586,086

		6,698,431

Communications - Media - 5.0%
Comcast Cable Communications Holdings, Inc.
8.875%, 5/01/17	175	206,379
9.455%, 11/15/22	455	571,850
Gannett Co., Inc.
6.375%, 4/01/12	660	677,406
IAC/InterActiveCorp.
7.00%, 1/15/13	600	610,428
News America Holdings, Inc.
8.875%, 4/26/23	415	490,506
RR Donnelley & Sons Co.
4.95%, 4/01/14	675	618,179
5.50%, 5/15/15	210	194,821
Time Warner Cos, Inc.
7.57%, 2/01/24	120	127,772
Time Warner Entertainment Co. LP
8.875%, 10/01/12	350	396,669
Turner Broadcasting System, Inc.
8.375%, 7/01/13	350	390,938

		4,284,948

Communications - Telecommunications - 6.7%
Ameritech Capital Funding Corp.
6.45%, 1/15/18	605	620,475
6.55%, 1/15/28	760	740,774
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	565	549,105
CenturyTel, Inc.
Series L
7.875%, 8/15/12	485	521,989
Embarq Corp.
6.738%, 6/01/13	660	671,272
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	670	649,900
Sprint Nextel Corp.
6.00%, 12/01/16	155	146,275
Verizon New England, Inc.
6.50%, 9/15/11	595	612,156
Verizon New York, Inc.
Series B
7.375%, 4/01/32	595	612,009
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13	665	632,483

		5,756,438

Consumer Cyclical - Automotive - 1.4%
DaimlerChrysler NA Holding Corp.
4.75%, 1/15/08	580	577,511
Johnson Controls, Inc.
5.50%, 1/15/16	635	612,948

		1,190,459

Consumer Cyclical - Other - 2.8%
Centex Corp.
7.50%, 1/15/12	595	599,865
DR Horton, Inc.
6.50%, 4/15/16	790	717,995
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	560	551,454
Toll Brothers Finance Corp.
5.15%, 5/15/15	620	541,324

		2,410,638

Consumer Cyclical - Retailers - 1.3%
Home Depot, Inc.
5.40%, 3/01/16	645	604,104
Ltd. Brands, Inc.
5.25%, 11/01/14	530	487,317

		1,091,421

Consumer Non-Cyclical - 16.8%
Abbott Laboratories
4.35%, 3/15/14	715	667,473
Altria Group, Inc.
7.75%, 1/15/27	665	786,079
AmerisourceBergen Corp.
5.875%, 9/15/15	750	719,636
Anheuser-Busch Cos, Inc.
6.50%, 2/01/43	565	560,352
Archer-Daniels-Midland Co.
8.375%, 4/15/17	605	717,769
Avon Products, Inc.
7.15%, 11/15/09	350	363,988
Boston Scientific Corp.
5.45%, 6/15/14	166	145,213
Bristol-Myers Squibb Co.
6.875%, 8/01/97	495	515,562
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	705	674,093
5.875%, 5/15/13	635	627,752
Clorox Co.
4.20%, 1/15/10	570	554,982
ConAgra Foods, Inc.
9.75%, 3/01/21	300	377,003
Fisher Scientific International, Inc.
6.125%, 7/01/15	635	616,770
Fortune Brands, Inc.
5.125%, 1/15/11	705	697,946
HJ Heinz Finance Co.
6.00%, 3/15/12	135	136,341

Kraft Foods, Inc.
5.625%, 11/01/11	595	589,972
6.25%, 6/01/12	655	666,641
The Kroger Co.
7.50%, 4/01/31	435	455,769
Merck & Co. Inc.
4.375%, 2/15/13	725	684,600
4.75%, 3/01/15	645	603,537
Safeway, Inc.
7.25%, 2/01/31	570	581,014
Sara Lee Corp.
3.875%, 6/15/13	340	306,448
Schering-Plough Corp.
5.55%, 12/01/13	585	587,053
Tyson Foods, Inc.
6.85%, 4/01/16	565	573,245
UST, Inc.
6.625%, 7/15/12	585	609,309
Wyeth
6.95%, 3/15/11	580	611,228

		14,429,775

Energy - 1.9%
Burlington Resources Finance Co.
6.68%, 2/15/11	405	419,431
Duke Capital LLC
8.00%, 10/01/19	155	171,373
Halliburton Co.
7.60%, 8/15/96 (a)	240	266,979
The Premcor Refining Group, Inc.
7.50%, 6/15/15	340	350,958
Transocean, Inc.
7.50%, 4/15/31	430	475,438

		1,684,179

Services - 1.1%
The Western Union Co.
5.93%, 10/01/16	990	970,079

Technology - 4.0%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	680	666,165
First Data Corp.
4.70%, 8/01/13	210	201,309
International Business Machines Corp.
7.125%, 12/01/96	445	493,638
Motorola, Inc.
6.50%, 9/01/25 - 11/15/28	860	810,432
7.50%, 5/15/25	285	297,368
Oracle Corp. and Ozark Holding, Inc.
5.00%, 1/15/11	695	685,775
Xerox Corp.
6.40%, 3/15/16	325	322,345

		3,477,032

Transportation - Airlines - 1.2%
Southwest Airlines Co.
5.25%, 10/01/14	550	513,447
6.50%, 3/01/12	555	569,943

		1,083,390

Transportation - Railroads - 0.6%
CSX Corp.
7.90%, 5/01/17	460	508,684

		46,405,603

Financial Institutions - 34.6%
Banking - 13.9%
BAC Capital Trust XI
6.625%, 5/23/36	690	687,185
The Bank of New York Mellon Corp.
3.40%, 3/15/13 (b)	175	172,854
Bank One Capital III
8.75%, 9/01/30	570	708,122
Bank One Texas
6.25%, 2/15/08	300	300,770
BankBoston NA
6.375%, 3/25/08	480	482,461
CitiFinancial, Inc.
6.25%, 1/01/08	505	506,358
Citigroup Global Markets Holdings, Inc.
6.50%, 2/15/08	510	512,805
Citigroup, Inc.
3.50%, 2/01/08	100	99,137
4.875%, 5/07/15	570	529,952
5.00%, 9/15/14	565	536,701
Comerica Capital Trust II
6.576%, 2/20/37 (b)	540	494,202
Fifth Third Capital Trust IV
6.50%, 4/15/67 (b)	540	511,198
FleetBoston Financial Corp.
3.85%, 2/15/08	520	515,316
JP Morgan Chase Capital XVII
5.85%, 8/01/35	790	707,801
JPMorgan Chase & Co.
5.375%, 1/15/14	515	508,993
KeyBank NA
6.50%, 4/15/08	365	369,161
Popular North America, Inc.
4.25%, 4/01/08	585	579,047
Series MTNE
3.875%, 10/01/08	750	733,934
RBS Capital Trust I
4.709%, 7/01/13 (b)	720	669,054
RBS Capital Trust III
5.512%, 9/30/14 (b)	805	772,223

UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (b)	555	559,425
Wachovia Corp./Old
5.625%, 12/15/08	570	571,641
Washington Mutual Bank/Henderson NV
5.65%, 8/15/14	395	384,223

		11,912,563

Brokerage - 6.9%
Goldman Sachs Group, Inc.
5.00%, 1/15/11	695	682,294
5.125%, 1/15/15	155	146,497
5.625%, 1/15/17	150	142,135
6.125%, 2/15/33	815	765,067
6.345%, 2/15/34	815	744,624
Lehman Brothers Holdings, Inc.
8.80%, 3/01/15	430	493,283
Merrill Lynch & Co. Inc.
4.79%, 8/04/10	655	642,118
6.11%, 1/29/37	130	117,353
Series MTNB
4.50%, 11/04/10	650	631,404
Morgan Stanley
5.05%, 1/21/11	645	632,750
5.30%, 3/01/13	160	157,024
6.75%, 4/15/11	595	616,051
7.25%, 4/01/32	130	139,763

		5,910,363

Finance - 8.3%
American Express Co.
6.80%, 9/01/66 (b)	760	776,753
American General Finance Corp.
Series MTNH
4.625%, 9/01/10	710	698,463
Capital One Financial Corp.
6.15%, 9/01/16	555	539,148
CIT Group, Inc.
5.40%, 3/07/13	560	544,402
Countrywide Financial Corp.
6.25%, 5/15/16	600	564,182
Countrywide Home Loans, Inc.
4.00%, 3/22/11	720	665,822
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (b)	570	549,534
HSBC Finance Corp.
6.75%, 5/15/11	600	624,376
8.00%, 7/15/10	690	735,646
International Lease Finance Corp.
4.875%, 9/01/10	650	640,053
iStar Financial, Inc.
Series 1
5.875%, 3/15/16	300	269,261
Series B
5.95%, 10/15/13	535	517,353

		7,124,993

Insurance - 4.2%
Ace INA Holdings, Inc.
5.875%, 6/15/14	515	511,556
Assurant, Inc.
5.625%, 2/15/14	110	106,381
Fund American Cos, Inc.
5.875%, 5/15/13	635	621,319
Genworth Financial, Inc.
6.15%, 11/15/66 (b)	575	524,603
Humana, Inc.
6.45%, 6/01/16	215	217,279
Lincoln National Corp.
7.00%, 5/17/66 (b)	750	753,598
Marsh & McLennan Cos, Inc.
5.15%, 9/15/10	295	289,544
UnitedHealth Group, Inc.
3.30%, 1/30/08	635	629,393

		3,653,673

REITS - 1.3%
Health Care Property Investors, Inc.
5.65%, 12/15/13	585	560,491
Health Care REIT, Inc.
6.20%, 6/01/16	585	579,327

		1,139,818

		29,741,410

Utility - 5.5%
Electric - 4.9%
Carolina Power & Light Co.
5.95%, 3/01/09	226	227,970
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	126,966
The Detroit Edison Co.
6.125%, 10/01/10	420	428,752
Dominion Resources, Inc./VA
7.50%, 6/30/66 (b)	720	739,948
Exelon Corp.
4.45%, 6/15/10	295	286,521
Midamerican Energy Co.
4.65%, 10/01/14	575	540,701
Nisource Finance Corp.
5.40%, 7/15/14	710	679,614
6.15%, 3/01/13	130	131,665
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67 (b)	540	508,005
TXU Energy Co. LLC
7.00%, 3/15/13	550	562,662

		4,232,804

Natural Gas - 0.6%
Enterprise Products Operating LP
7.50%, 2/01/11	360	380,378
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	99,801

		480,179

		4,712,983

Total Corporates - Investment Grades (cost $83,530,776)		80,859,996

U.S. TREASURIES - 3.9%
U.S. Treasury Bonds
4.50%, 2/15/36	1,120	1,047,200
8.75%, 5/15/17	989	1,288,095
U.S. Treasury Notes
4.625%, 11/15/16	709	700,359
4.875%, 5/31/11	270	272,742

Total U.S. Treasuries (cost $3,280,427)		3,308,396

Total Investments - 97.9% (cost $86,811,203)		84,168,392
Other assets less liabilities - 2.1%		1,815,700

Net Assets - 100.0%		$85,984,092

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $266,979 or 0.3% of net assets.

(b)	Variable rate coupon, rate shown as of July 31, 2007.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 24, 2007